Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets	The following is a summary of intangible assets as of December 31, 2022 and 2021:
	December 31, 2022	December 31, 2021
Software	$543,137	$508,961
Technology	4,306,095	4,660,578
Total intangible assets	4,849,232	5,169,539
Less: accumulated amortization	(3,053,998)	(2,318,686)
Intangible assets, net	$1,795,234	$2,850,853